Quarterly Summary Of Earnings (Schedule Of Quarterly Summary Of Earnings) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Net sales	$ 859.2	[1],[2],[3]	$ 877.6	[1],[2]	$ 879.6	[1]	$ 860.8	[1]	$ 808.8	[1],[2],[3]	$ 862.9	[1],[2]	$ 867.3	[1]	$ 875.5	[1]	$ 3,477.2	$ 3,414.5	$ 3,303.2
Gross profit	165.1	[1],[2],[3]	179.6	[1],[2]	185.3	[1]	179.9	[1]	172.6	[1],[2],[3]	179.4	[1],[2]	175.8	[1]	167.8	[1]	709.9	695.6	630.5
Earnings from continuing operations before income taxes	(3.7)	[1],[2],[3]	90.5	[1],[2]	82.4	[1]	68.4	[1]	67.7	[1],[2],[3]	77.9	[1],[2]	77.9	[1]	64.0	[1]	237.6	287.5	234.4
Earnings from continuing operations	10.5	[1],[2],[3]	66.5	[1],[2]	59.6	[1]	49.7	[1]	78.9	[1],[2],[3]	51.1	[1],[2]	58.0	[1]	43.8	[1]	186.3	231.8	172.9
Earnings (loss) from discontinued operations, net of tax	(4.2)	[1],[2],[3]	5.5	[1],[2]	12.3	[1]	(0.2)	[1]	(4.9)	[1],[2],[3]	15.5	[1],[2]	7.4	[1]	0.7	[1]	13.4	18.7	(16.5)
Net earnings	6.3	[1],[2],[3]	72.0	[1],[2]	71.9	[1]	49.5	[1]	74.0	[1],[2],[3]	66.6	[1],[2]	65.4	[1]	44.5	[1]	199.7	250.5	156.4
(Earnings) attributable to noncontrolling interest, net of tax	(0.7)	[1],[2],[3]	(0.7)	[1],[2]	(0.6)	[1]	(0.4)	[1]	(0.5)	[1],[2],[3]	(0.8)	[1],[2]	(0.5)	[1]	(0.5)	[1]	(2.4)	(2.3)	(3.1)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	5.6	[1],[2],[3]	71.3	[1],[2]	71.3	[1]	49.1	[1]	73.5	[1],[2],[3]	65.8	[1],[2]	64.9	[1]	44.0	[1]	197.3	248.2	153.3
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders, Basic (in dollars per share)	$ 0.07	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.41	[1]	$ 0.34	[1]	$ 0.54	[1],[2],[3]	$ 0.35	[1],[2]	$ 0.40	[1]	$ 0.30	[1]	$ 1.27	$ 1.59	$ 1.16
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders, Diluted (in dollars per share)	$ 0.07	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.40	[1]	$ 0.33	[1]	$ 0.53	[1],[2],[3]	$ 0.34	[1],[2]	$ 0.40	[1]	$ 0.30	[1]	$ 1.25	$ 1.57	$ 1.15
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders, Basic (in dollars per share)	$ (0.03)	[1],[2],[3]	$ 0.04	[1],[2]	$ 0.08	[1]	$ 0.00	[1]	$ (0.03)	[1],[2],[3]	$ 0.11	[1],[2]	$ 0.05	[1]	$ 0.00	[1]	$ 0.09	$ 0.13	$ (0.11)
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders, Diluted (in dollars per share)	$ (0.03)	[1],[2],[3]	$ 0.04	[1],[2]	$ 0.08	[1]	$ 0.00	[1]	$ (0.03)	[1],[2],[3]	$ 0.11	[1],[2]	$ 0.05	[1]	$ 0.00	[1]	$ 0.09	$ 0.13	$ (0.11)
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 0.04	[1],[2],[3]	$ 0.49	[1],[2]	$ 0.49	[1]	$ 0.34	[1]	$ 0.51	[1],[2],[3]	$ 0.46	[1],[2]	$ 0.45	[1]	$ 0.30	[1]	$ 1.36	$ 1.72	$ 1.05
Diluted (in dollars per share)	$ 0.04	[1],[2],[3]	$ 0.49	[1],[2]	$ 0.48	[1]	$ 0.33	[1]	$ 0.50	[1],[2],[3]	$ 0.45	[1],[2]	$ 0.45	[1]	$ 0.30	[1]	$ 1.34	$ 1.70	$ 1.04
Bargain purchase gain			9.0														8.8	0	0
Impairment of goodwill																	63.0	0	0
Income tax benefit due to release of valuation allowance on Canadian deferred tax assets, partially offset by withholding taxes on China earnings																		27
Specialized Products:
Quarterly Financial Information [Line Items]
Net sales																	737.9	711.1	683.6
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Impairment of goodwill																	63.0
Specialized Products: | CVP unit
Quarterly Financial Information [Line Items]
Net sales																	109.0	137.7	132.9
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Impairment loss and accelerated amortization	67
Impairment of goodwill	63.0
Accelerated amortization	$ 4

[1]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[2]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[3]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.